EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning Balance	$ 50,111,000	$ 49,804,000
La Preciosa Non core mine right concessions transfer		0
Drilling And Exploration	1,579,000	1,312,000
Assessments And Taxes	1,213,000	(842,000)
Disposition of Olympic claims	(1,000)
Effect Of Movements In Exchange Rates	(12,000)	(100,000)
Option income		(63,000)
Ending Balance	52,890,000	50,111,000
Avino, Mexico City [Member]
Beginning Balance	15,698,000	11,828,000
La Preciosa Non core mine right concessions transfer		2,946,000
Drilling And Exploration	130,000	877,000
Assessments And Taxes	195,000	88,000
Disposition of Olympic claims	0
Effect Of Movements In Exchange Rates	(31,000)	22,000
Option income		(63,000)
Ending Balance	15,992,000	15,698,000
La Preciosa, Mexico [Member]
Beginning Balance	34,412,000	37,975,000
La Preciosa Non core mine right concessions transfer		(2,946,000)
Drilling And Exploration	1,449,000	435,000
Assessments And Taxes	1,018,000	(930,000)
Disposition of Olympic claims	0
Effect Of Movements In Exchange Rates	19,000	(122,000)
Option income		0
Ending Balance	36,898,000	34,412,000
British Columbia & Yukon, Canada [Member]
Beginning Balance	1,000	1,000
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Disposition of Olympic claims	(1,000)
Effect Of Movements In Exchange Rates	0	0
Option income		0
Ending Balance	$ 0	$ 1,000